Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events
For its condensed consolidated financial statements as of March 31, 2022, the Company has evaluated subsequent events through May 16, 2022, the date on which these financial statements were issued, and there are no items requiring additional disclosure.

20.	Subsequent Events
The Company has evaluated subsequent events and there are no items requiring disclosure except the following:
Warrant Amendment and Exercise
O
n March 1
, 2022
, Celularity and certain of the investors amended and restated the investors’ respective Legacy Celularity Warrants (the “A&R Warrants”) to (i) reduce the exercise price per share from $7.53 per share to $3.50 per share, subject to adjustment as set forth in the A&R Warrants, (ii) remove the transfer restrictions set forth in the A&R Warrants, and (iii) make other changes reflecting the impact of the business combination. In conjunction with the amendment, those investors exercised 13,281,386 of the A&R Warrants in exchange for 13,281,386 shares of the Company’s Class A common stock for gross proceeds of $46,485.